Disclosure of detailed information about deferred flow-through share premium (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017
Statement [Line Items]
Deferred flow-through share premium, beginning of period	$ 49,467	$ 96,617
Increase relating to flow-through common shares issued	220,922	270,318
Decrease relating to CEE incurred	(218,232)	(317,468)
Deferred flow-through share premium, end of period	$ 52,157	$ 49,467